Retirement Benefit Obligations - Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	€ 19	€ 14	€ 34
Contractual Payments (on a discounted basis) [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	19	14	34
Contractual Payments (on a discounted basis) [member] | Within 1 year [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	19
Contractual Payments (on a discounted basis) [member] | Between1 and 2 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
Contractual Payments (on a discounted basis) [member] | Between 2 and 3 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	2	2
Contractual Payments (on a discounted basis) [member] | Between 3 and 4 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	1	2
Contractual Payments (on a discounted basis) [member] | Between 4 and 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	2	1	1
Contractual Payments (on a discounted basis) [member] | After 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [line items]
Contractual payments to defined benefit scheme	€ 9	€ 6	€ 8